Related Party Transactions - Additional Information (Detail) R$ in Thousands, € in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018 BRL (R$)	Sep. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 BRL (R$)
Officer
Related Party Transaction [Line Items]
Officer's compensation | R$	R$ 76,456	R$ 41,693	R$ 49,688		R$ 39,022
Non-Executive Committee | Maximum
Related Party Transaction [Line Items]
Nonrecurring compensation | R$	R$ 15,500		R$ 15,500
Pharol
Related Party Transaction [Line Items]
Contingencies paid to third party				€ 5.5
Escrow deposit				21.6
Lawsuits settlement amount				€ 187.4